Property and Equipment, Net	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following as of December 31, 2024 and 2023:

	Useful Life	December 31, 2024	December 31, 2023
Scanners	5 Years	$1,904,491	$3,309,957
Computer and lab equipment	3-5 Years	1,424,513	1,359,491
Leasehold improvements	Various	421,266	421,266
Software	3 Years	50,374	40,599
Furniture and fixtures	7 Years	82,336	82,336
		3,882,980	5,213,649
Less: accumulated depreciation		(3,687,197)	(4,722,729)
		$195,783	$490,920
Depreciation expense was $140,665 and $294,813 for the years ended December 31, 2024 and 2023, respectively.
Property and Equipment, Net
Property and equipment, net consisted of the following as of September 30, 2025 and December 31, 2024:

	Useful Life	September 30, 2025	December 31, 2024
Scanners	5 Years	$1,904,491	$1,904,491
Computer and lab equipment	3-5 Years	1,471,331	1,424,513
Leasehold improvements	Various	421,266	421,266
Software	3 Years	50,374	50,374
Furniture and fixtures	7 Years	82,336	82,336
		3,929,798	3,882,980
Less: accumulated depreciation		(3,802,671)	(3,687,197)
		$127,127	$195,783
Depreciation expense was $39,550 and $19,508 for the three months ended September 30, 2025 and 2024, respectively. Depreciation expense was $115,474 and $114,144 for the nine months ended September 30, 2025 and 2024, respectively.